WARRANT LIABILITY (Tables)	3 Months Ended
Mar. 31, 2026
Warrant Liability
SCHEDULE OF FAIR VALUE OF WARRANTS
Balance at December 31, 2024	$7,743
Expiration of warrants	(816)
Warrant exercise	(5,592)
Revaluation at December 31, 2025	2,218
Effect of changes in foreign exchange rates	(2,977)
Balance at December 31, 2025	$576
Warrant exercise	(576)
Revaluation at March 31, 2026	-
Balance at March 31, 2026	$-